UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number     811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

The Timothy Plan

1055 Maitland Center Commons

Maitland, FL 32751

(Address of principal executive offices)(Zip code)

William Murphy

Unified Fund Services, Inc.

2960 N. Meridian St, Ste 300.

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code:     800-846-7526

Date of fiscal year end:     12/31

Date of reporting period:     06/30/2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

]

SEMI-ANNUAL REPORT June 30, 2008 - (Unaudited) TIMOTHY PLAN FAMILY OF FUNDS: Conservative Growth Portfolio Variable Series Strategic Growth Portfolio Variable Series

LETTER FROM THE PRESIDENT

June 30, 2008

ARTHUR D. ALLY

Dear Shareholder:

To say that the first half of 2008 has been an investment performance roller coaster would be a dramatic understatement. We witnessed a very negative first quarter (January – March) followed by two very positive months (April and May) which brought nearly all our funds either back into positive territory year-to-date or very close to it. Of course, that was followed by another very negative month (June).

The question most of you probably have is, “What is causing all this volatility and when, if ever, will it end?” After consulting with our various money managers, I would like to share their view and perspective on the main culprits:

•	Oil Prices.

•	Although the impact has spread throughout our economy, our managers believe these price levels are unsustainable and that we should see prices come down before this year is over.

•	Sub-Prime Mortgages.

•

While this problem is far from over, they believe financial stocks have become too cheap and have yet to reflect the benefits of lower interest rates. It generally takes 12 to 18 months for rate cuts to reflect their positive impact and financial stocks (in particular) normally begin to move up in price 6 months in advance of that impact.

•	Weak U.S. Dollar.

•	Granted, we have not yet seen the positive impact this typically has had on our economy due to increased exports, nevertheless, our managers expect to see this happen in the reasonably near future.

Although our managers believe the markets will remain choppy near-term as a result of the above issues, they fully expect the bias will be upward between now and year-end. Of course, there is no guarantee that this will be the case, but the overall strength of our economy along with historically low interest rates and unemployment rates gives us a lot of confidence.

Regardless of the economic issues, we remain steadfast in our mission to provide a family of competitive mutual fund investment vehicles while continuing to honor our commitment to morally responsible investing.

Thank you for joining us in this endeavor and for being part of the Timothy Plan family.

Sincerely,

Arthur D. Ally,

President

Timothy Plan Letter from the President [1]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

FUND PROFILE

June 30, 2008

FUND PROFILE (Unaudited):

Industries

(% of Net Assets)

Fixed Income	29.71%
Mid & Large Cap Value	19.95%
International	15.15%
Mid & Large Cap Growth	9.98%
Small Cap Value	9.94%
High Yield Bond	9.83%
Aggressive Growth	4.95%
Cash & Equivalents	0.32%
Other Assets less Liabilities	0.17%

100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2008, through June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on you account during this period.

Timothy Plan Top Ten Holdings / Industries [2]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

FUND PROFILE

June 30, 2008

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses my not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period* 1/1/20080 through 6/30/2008
Actual	$1,000.00	$953.74	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,021.89	$3.00

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the partial year period.) The Fund’s ending account value in the first line in the table is based on its actual total return of (4.63)% for the six-month period of January 1, 2008, to June 30, 2008.

Timothy Plan Top Ten Holdings / Industries [3]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of June 30, 2008 - (Unaudited)

MUTUAL FUNDS (A) - 99.51%

number of shares		market value
334,864	Timothy Aggressive Growth Fund	$2,056,066
1,255,042	Timothy Fixed Income Fund	12,337,063
451,156	Timothy High Yield Bond Fund	4,082,958
602,557	Timothy International Fund	6,290,700
670,689	Timothy Large/MidCap Growth Fund	4,144,859
587,181	Timothy Large/Mid Cap Value Fund	8,285,124
327,292	Timothy Small Cap Value Fund	4,127,148

	Total Mutual Funds (cost $43,627,331)	41,323,918

SHORT TERM INVESTMENTS - 0.32%
number of shares		market value
135,369	Fidelity Institutional Money Market, 2.56% (B)	135,369

	Total Short-Term Investments (cost $135,369)	135,369

	Total Investments (cost $43,762,700) - 99.83%	$41,459,287

	OTHER ASSETS LESS LIABILITIES - 0.17%	69,334

	Net Assets - 100.00%	$41,528,621

(A)	Affiliated Funds - Class A Shares.
(B)	Variable rate security; the rate shown represents the yield at June 30, 2008.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [4]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2008 - (Unaudited)

ASSETS
amount
Investments in Unaffiliated Securities at Market Value (cost $135,369) [NOTE 1]	$135,369
Investments in Affiliated Securities at Market Value (cost $43,627,331) [NOTE 1]	41,323,918
Receivables:

For Fund Shares Sold	29,346
Dividends	216,912
Interest	382
Prepaid Expenses	853

Total Assets	41,706,780

LIABILITIES
amount
Payable for Investments Purchased	$100,000
Payable for Fund Shares Redeemed	3,859
Payable to Adviser	3,430
Payable to Affiliates	56,491
Accrued Expenses	14,379

Total Liabilities	178,159

NET ASSETS
amount
Net Assets	$41,528,621

SOURCES OF NET ASSETS
amount
At June 30, 2008, Net Assets Consisted of:
Paid-in Capital	$39,910,789
Accumulated Undistributed Net Investment Income (Loss)	1,189,018
Accumulated Undistributed Net Realized Gain (Loss) on Investments	2,732,227
Net Unrealized Appreciation (Depreciation) in Value of Investments	(2,303,413)

Net Assets	$41,528,621

Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)	3,357,800

Net Asset Value, Offering and Redemption Price Per Share ($41,528,621 / 3,357,800 Shares)	$12.37

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [5]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008 - (Unaudited)

INVESTMENT INCOME
amount
Interest from Unaffiliated Funds	$1,979
Dividends from Affiliated Funds	417,436

Total Investment Income	419,415

EXPENSES
amount
Investment Advisory Fees [Note 3]	19,420
Participation Fees	48,549
Fund Accounting, Transfer Agency & Administration Fees	32,974
Custodian Fees	4,177
Audit Fees	3,816
Miscellaneous Expense	2,667
CCO Fees	1,684
Trustee Expense	1,194
Legal Expense	809
Insurance Expense	699

Total Expenses	115,989

Net Investment Income (Loss)	303,426

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount
Net Realized Gain (Loss) on Investments in Affiliated Funds	(97,893)
Change in Unrealized Appreciation/Depreciation of Investments	(2,069,680)

Net Realized and Unrealized Gain (Loss) on Investments	(2,167,573)

Increase (Decrease) in Net Assets Resulting from Operations	$(1,864,147)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [6]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
	six months ended 6/30/08 (unaudited)	year ended 12/31/07
Operations:
Net Investment Income (Loss)	$303,426	$883,088
Net Realized Gain (Loss) on Investments	(97,893)	1,638,708
Capital Gain Distributions from Investment Companies	—	1,191,013
Change in Unrealized Appreciation/Depreciation of Investments	(2,069,680)	(1,066,886)

Net Increase (Decrease) in Net Assets (resulting from operations)	(1,864,147)	2,645,923

Distributions to Shareholders:
Net Realized Gains	—	(686,780)

Total Distributions to Shareholders	—	(686,780)

Capital Share Transactions:
Proceeds from Shares Sold	7,434,273	13,753,659
Dividends Reinvested	—	686,780
Cost of Shares Redeemed	(2,246,239)	(4,917,795)

Increase (Decrease) in Net Assets (resulting from capital share transactions)	5,188,034	9,522,644

Total Increase (Decrease) in Net Assets	3,323,887	11,481,787

Net Assets:
Beginning of period	38,204,734	26,722,947

End of period	$41,528,621	$38,204,734

Accumulated Undistributed Net Investment Income	$1,189,018	$885,592

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	592,519	1,070,273
Shares Reinvested	—	53,404
Shares Redeemed	(180,847)	(378,303)

Net Increase (Decrease) in Number of Shares Outstanding	411,672	745,374

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [7]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

six months ended 6/30/08 (unaudited)	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.97	$12.14	$11.72	$11.18	$10.55	$8.97

Income from Investment Operations:
Net Investment Income (Loss)	0.05	0.30	0.35	0.05	(A)	0.03	(A)	0.02	(A)
Net Realized and Unrealized Gain (Loss) on Investments	(0.65)	0.77	0.73	0.55	0.60	1.56

Total from Investment Operations	(0.60)	1.07	1.08	0.60	0.63	1.58

Less Distributions:
Dividends from Net Investment Income	—	—	(0.36)	(0.03)	—	—
Dividends from Realized Gains	—	(0.24)	(0.30)	(0.03)	—	—

Total Distributions	—	(0.24)	(0.66)	(0.06)	—	—

Net Asset Value at End of Period	$12.37	$12.97	$12.14	$11.72	$11.18	$10.55

Total Return (B)	(4.63	)% (C)	8.82%	9.16%	5.33%	5.97%	17.61%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$41,529	$38,205	$26,723	$13,597	$6,396	$3,683

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver / Recoupment of Expenses by Advisor (D)	0.60	% (F)	0.64%	0.72%	0.78%	0.65%	0.85%
After Reimbursement and Waiver / Recoupment of Expenses by Advisor (D)	0.60	% (F)	0.64%	0.72%	0.85%	0.85%	0.85%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver / Recoupment of Expenses by Advisor (D)(E)	1.56	% (F)	2.68%	3.59%	0.48%	0.74%	0.36%
After Reimbursement and Waiver / Recoupment of Expenses by Advisor (D)(E)	1.56	% (F)	2.68%	3.59%	0.41%	0.54%	0.36%

Portfolio Turnover	8.16%	30.60%	2.04%	1.25%	2.26%	2.30%

(A)	Net Investment Income was calculated using average shares method.
(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been lower if certain expenses had not been reimbursed or waived for the years in which waiver/reimbursement occurred.

(C)	For periods of less than one full year, total returns are not annualized.
(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(E)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [8]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

FUND PROFILE

June 30, 2008

FUND PROFILE (Unaudited):

Industries

(% of Net Assets)

International	25.21%
Mid & Large Cap Value	19.94%
Mid & Large Cap Growth	19.93%
Aggressive Growth	12.40%
Small Cap Value	12.40%
High Yield Bond	9.99%
Cash & Equivalents	0.33%
Liabilities in excess of Other Assets	(0.20)%

100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2008, through June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on you account during this period.

Timothy Plan Top Ten Holdings / Industries [9]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

FUND PROFILE

June 30, 2008

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses my not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period* 1/1/2008 through 6/30/2008
Actual	$1,000.00	$929.07	$2.87
Hypothetical	$1,000.00	$1,021.89	$3.00
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half year period.) The Fund’s ending account value in the first line in the table is based on its actual total return of (7.09)% for the six-month period of January 1, 2008, to June 30, 2008.

Timothy Plan Top Ten Holdings / Industries [10]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of June 30, 2008 - (Unaudited)

MUTUAL FUNDS (A) - 99.87%

number of shares		market value
429,586	Timothy Aggressive Growth Fund	$2,637,656
234,740	Timothy High Yield Bond Fund	2,124,400
513,851	Timothy International Fund	5,364,605
686,189	Timothy Large/Mid-Cap Growth Fund	4,240,646
300,654	Timothy Large/Mid-Cap Value Fund	4,242,224
209,225	Timothy Small-Cap Value Fund	2,638,324

	Total Mutual Funds (cost $22,490,479)	21,247,855

SHORT TERM INVESTMENTS - 0.33%
number of shares		market value
71,017	Timothy Plan Money Market Fund, 1.53% (A)(B)	71,017

	Total Short-Term Investments (cost $71,017)	71,017

	Total Investments (cost $22,561,496) - 100.20%	$21,318,872

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.20)%	(42,584)

	Net Assets - 100.00%	$21,276,288

(A)	Affiliated Funds - Class A Shares.
(B)	Variable rate security; the rate shown represents the yield at June 30, 2008.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [11]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2008 - (Unaudited)

ASSETS

amount
Investments in Affiliated Securities at Market Value (cost $22,561,496) [NOTE 1]	$21,318,872
Receivables:
For Investments Sold	97,175
Fund Shares Sold	47
Interest	120
Prepaid Expenses	400

Total Assets	21,416,614

LIABILITIES
amount
Payable for Investments Purchased	$97,175
Payable for Fund Shares Redeemed	4,955
Payable to Adviser	1,782
Payable to Affiliates	28,959
Accrued Expenses	7,455

Total Liabilities	140,326

NET ASSETS
amount
Net Assets	$21,276,288

SOURCES OF NET ASSETS
amount
At June 30, 2008, Net Assets Consisted of:
Paid-in Capital	$20,141,674
Accumulated Undistributed Net Investment Income (Loss)	289,516
Accumulated Undistributed Net Realized Gain (Loss) on Investments	2,087,722
Net Unrealized Appreciation (Depreciation) in Value of Investments	(1,242,624)

Net Assets	$21,276,288

Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)	1,785,405

Net Asset Value, Offering and Redemption Price Per Share ($21,276,288 / 1,785,405 Shares)	$11.92

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [12]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008 - (Unaudited)

INVESTMENT INCOME

amount
Interest from Affiliated Funds	$1,566
Dividends from Affiliated Funds	84,642

Total Investment Income	86,208

EXPENSES
amount
Investment Advisory Fees [Note 3]	9,996
Participation Fees	24,991
Fund Accounting, Transfer Agency & Administration Fees	16,968
Custodian Fees	2,089
Audit Fees	1,963
Miscellaneous Expense	1,488
CCO Fees	866
Trustee Expense	597
Legal Expense	416
Insurance Expense	375

Total Expenses	59,749

Net Investment Income (Loss)	26,459

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount
Net Realized Gain (Loss) on Investments in Affiliated Funds	(76,473)
Change in Unrealized Appreciation/Depreciation of Investments	(1,361,639)

Net Realized and Unrealized Gain (Loss) on Investments	(1,438,112)

Increase (Decrease) in Net Assets Resulting from Operations	$(1,411,653)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [13]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 6/30/08 (unaudited)	year ended 12/31/07
Operations:
Net Investment Income (Loss)	$26,459	$263,057
Net Realized Gain (Loss) on Investments	(76,473)	1,284,421
Capital Gain Distributions from Investment Companies	—	907,026
Change in Unrealized Appreciation/Depreciation of Investments	(1,361,639)	(971,690)

Net Increase (Decrease) in Net Assets (resulting from operations)	(1,411,653)	1,482,814

Distributions to Shareholders:
Net Realized Gains	—	(654,294)

Total Distributions to Shareholders	—	(654,294)

Capital Share Transactions:
Proceeds from Shares Sold	4,629,915	7,452,190
Dividends Reinvested	—	654,294
Cost of Shares Redeemed	(1,108,499)	(4,039,305)

Increase (Decrease) in Net Assets (resulting from capital share transactions)	3,521,416	4,067,179

Total Increase (Decrease) in Net Assets	2,109,763	4,895,699

Net Assets:
Beginning of period	19,166,525	14,270,826

End of period	$21,276,288	$19,166,525

Accumulated Undistributed Net Investment Income	$289,516	$263,057

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	383,181	567,376
Shares Reinvested	—	51,641
Shares Redeemed	(91,830)	(307,653)

Net Increase (Decrease) in Number of Shares Outstanding	291,351	311,364

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [14]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	six months ended 6/30/08 (unaudited)		year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04		year ended 12/31/03
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.83		$12.07	$11.64	$11.18		$10.34		$8.25

Income from Investment Operations:
Net Investment Income (Loss)	0.02	(A)	0.18	0.23	(0.05	) (A)	(0.01	) (A)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.93)		1.04	0.91	0.71		0.85		2.11

Total from Investment Operations	(0.91)		1.22	1.14	0.66		0.84		2.09

Less Distributions:
Dividends from Net Investment Income	—		—	(0.23)	—		—		—
Dividends from Realized Gains	—		(0.46)	(0.48)	(0.20)		—		—

Total Distributions	—		(0.46)	(0.71)	(0.20)		—		—

Net Asset Value at End of Period	$11.92		$12.83	$12.07	$11.64		$11.18		$10.34

Total Return (B)	(7.09	)% (C)	10.13%	9.83%	5.89%		8.12%		25.33%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$21,276		$19,167	$14,271	$9,660		$7,407		$4,162

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver / Recoupment	0.60	% (F)	0.64%	0.72%	0.79%		0.72%		0.85%
of Expenses by Advisor (D)
After Reimbursement and Waiver / Recoupment	0.60	% (F)	0.64%	0.72%	0.85%		0.85%		0.85%
of Expenses by Advisor (D)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver / Recoupment	0.26	% (F)	1.61%	2.21%	(0.42)%		0.03%		(0.41)%
of Expenses by Advisor (D)(E)
After Reimbursement and Waiver / Recoupment	0.26	% (F)	1.61%	2.21%	(0.48)%		(0.10)%		(0.41)%
of Expenses by Advisor (D)(E)

Portfolio Turnover	3.65%		45.07%	2.62%	3.43%		8.79%		4.94%

(A)	Net Investment Income was calculated using average shares method.
(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been lower if certain expenses had not been reimbursed or waived for the years in which waiver/reimbursement occurred.

(C)	For periods of less than one full year, total returns are not annualized.
(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(E)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(F)	Annualized

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [15]

DISCLOSURES

June 30, 2008 – (Unaudited)

CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Note 1 – Significant Accounting Policies

The Timothy Plan Conservative Growth Portfolio Variable Series (“Conservative Growth Portfolio”) and the Timothy Plan Strategic Growth Portfolio Variable Series (“Strategic Growth Portfolio”) (individually the “Fund”, collectively the “Funds”) were organized as diversified series of The Timothy Plan (the “Trust”). The Trust is an open-ended investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 16, 1993 (the “Trust Agreement”). The Conservative Growth Portfolio’s primary objective is moderate long-term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Conservative Growth Portfolio invests seek current income. The Strategic Growth Portfolio’s primary investment objective is medium to high levels of long term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Strategic Growth Portfolio invests seek current income. The Conservative Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund and the Money Market Fund. The Strategic Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund and the Money Market Fund. Each Fund is one of one series of funds currently authorized by the Board of Trustees (the “Board”). Timothy Partners, LTD., (“TPL” or the “Adviser”) is the Investment Adviser for the Funds. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation.

Each Fund purchases Class A Shares of the Timothy Funds at net asset value without any sales charges. With respect to securities owned by the Timothy Funds, securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter markets, will be valued at the last reported bid price in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market values as determined by the Adviser in conformity with guidelines adopted by and subject to the review of the Board. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

Each Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by each Fund’s investment manager, in conformity with guidelines adopted by and subject to review and supervision of the Board.

The Board has delegated to the Adviser responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Adviser will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Adviser must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Trust has adopted written policies and procedures to guide the Adviser with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Timothy Plan Disclosures [16]

DISCLOSURES

June 30, 2008 – (Unaudited)

CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Timothy Plan Conservative Growth Portfolio’s assets as of June 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$41,459,287	$—
Level 2 –Other Significant Observable Inputs	$—	$—
Level 3 – Significant Unobservable Inputs	$—	$—
Total	$41,459,287	$—

*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Conservative Growth Portfolio did not hold any assets at any time during the six months ended June 30, 2008 in which significant unobservable inputs were used in determining fair value: therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the Timothy Plan Strategic Growth Portfolio’s assets as of June 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$21,318,872	$—
Level 2 –Other Significant Observable Inputs	$—	$—
Level 3 – Significant Unobservable Inputs	$—	$—
Total	$21,318,872	$—

*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Strategic Growth Portfolio did not hold any assets at any time during the six months ended June 30, 2008 in which significant unobservable inputs were used in determining fair value: therefore, no reconciliation is included for this reporting period.

In March 2008, FASB issued the Statement on Financial Accounting Standards (SFAS) No. 161 Disclosures about Derivative Instruments and Hedging Activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on each Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

B. Investment Income and Securities Transactions.

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis.

Timothy Plan Disclosures [17]

DISCLOSURES

June 30, 2008 – (Unaudited)

CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

C. Net Asset Value Per Share.

Net asset per share of the capital stock of each Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.

D. Federal Income Taxes.

It is the policy of the Funds to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders, therefore, no federal income tax provision is required.

Effective June 29, 2007, the Funds adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations.

As of and during the six months ended June 30, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the year, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2004.

E. Use of Estimates.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders.

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

G. Expenses.

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis (as determined by the Board).

Timothy Plan Disclosures [18]

DISCLOSURES

June 30, 2008 – (Unaudited)

CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Note 2 – Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended June 30, 2008:

funds	purchases	sales
Conservative Growth Portfolio	$8,484,840	$3,206,255
Strategic Growth Portfolio	$4,380,947	$732,721

Note 3 – Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, LTD. is the Investment Adviser for the Funds pursuant to an Amended and Restated Investment Advisory Agreement (the “Agreement”) that was renewed by the Board on February 29, 2008. TPL supervises the investment of the assets of each Funds’ portfolio in accordance with the objectives, policies and restrictions of the Funds. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of each Fund. Total fees earned by TPL during the six months ended June 30, 2008 were $19,420 and $9,996 for the Conservative Growth Portfolio and the Strategic Growth Portfolio, respectively. The Conservative Growth Portfolio and the Strategic Growth Portfolio owed TPL $3,430 and $1,782, respectively, at June 30, 2008. An officer and trustee of the Funds is also an officer of the Adviser.

Note 4 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. As of June 30, 2008, American United Life Insurance Co. (“AUL”) held for the benefit of others in aggregate, approximately 88% of Conservative Growth Portfolio and approximately 73% of Strategic Growth Portfolio; Annuity Investors Life Insurance Co. (“AILIC”) held for the benefit of others in aggregate, approximately 27% of Strategic Growth Portfolio.

The Trust and TPL have entered into Participation Agreements with AUL and AILIC. Under the Participation Agreements, AUL and AILIC maintain the records related to the Funds’ shares in the insurance company separate accounts, process all purchases and redemptions within the accounts, and provide other administrative and shareholder services for an administrative services fee of 0.25% of each Fund’s assets.

Note 5—Unrealized Appreciation (Depreciation)

At June 30, 2008, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

funds	cost	appreciation	depreciation	net app. / dep.
Conservative Growth	$43,762,700	$223,097	$(2,526,510)	$(2,303,413)
Strategic Growth	$22,561,496	$190,658	$(1,433,282)	$(1,242,624)

Timothy Plan Disclosures [19]

DISCLOSURES

June 30, 2008 – (Unaudited)

CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Note 6 – Distributions to Shareholders

The tax characteristics of distributions paid during 2007 and 2006 were as follows:

	Conservative Growth Portfolio	Strategic Growth Portfolio
2007

Long-term Capital Gains	$686,780	$654,294

	$686,780	$654,294

2006

Ordinary Income	$727,875	$261,404
Short-term Capital Gains	21,033	—
Long-term Capital Gains	576,799	540,046

	$1,325,707	$801,450

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

	Conservative Growth Portfolio	Strategic Growth Portfolio
Undistributed Ordinary Income	$943,193	$290,810
Undistributed Long-term Capital Gains	2,814,871	2,142,908
Unrealized Appreciation/Depreciation*	(276,085)	112,549

	$3,481,979	$2,546,267

*	The differences between book-basis and tax-basis unrealized appreciation are attributable to differing treatments of wash sales.

There were no distributions during the six months period ended June 30, 2008.

Timothy Plan Disclosures [20]

DISCLOSURES

June 30, 2008 – (Unaudited)

CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Board Annual Approval/Renewals of Advisory (Unaudited)

Timothy Partners, Ltd; Investment Adviser to all Funds

The continuance of the Investment Advisory Agreement (the “IA Agreement”) on behalf of each series of the Trust between the Trust and Timothy Partners, Ltd. (“TPL”) was last approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 29, 2008. The Trust’s Board of Trustees considered the factors described below prior to approving the Agreement. The Trustees, including the Independent Trustees, noted the Adviser’s experience incorporating and implementing the unique, biblically-based management style that is a stated objective as set forth in the Funds’ prospectus.

To further assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board requested and received the following information: a description of TPL’s business and any personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Adviser’s policies and procedures regarding best execution, trade allocation, soft dollars, code of ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel. In addition, the Board requested and received financial statements of TPL for its fiscal year ended December 31, 2007. The Board also received a report from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisers to similar funds. The materials prepared by TPL were provided to the Board in advance of the meeting. The Board considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained TPL, and TPL’s role as a manager of managers. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds. The Board also discussed the nature, extent and quality of TPL’s services to the Funds. In particular, the Board noted with approval TPL’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed TPL’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board noted that TPL currently is paid a flat rate on all Fund assets, and as the Funds grow, that rate structure may need to be revisited and a “breakpoint” structure imposed. However, the Board also noted that TPL had been subsidizing many of the Funds’ operations since their inception at significant expense to TPL, and that any future restructuring of the Advisory Agreement fee rates would be undertaken recognizing the need to insure that the Adviser’s contributions to the Funds were balanced with the interests of the Funds then current shareholders. The Board next considered the investment performance of each Fund and the Adviser’s performance in monitoring the investment managers of the underlying funds. The Board generally approved of each Fund’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to style drift in their management of each Fund’s assets, and that each Fund was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval the Adviser’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Adviser’s business was devoted exclusively to serving the Funds, and that the Adviser did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Adviser’s past activities on monitoring the performance of the underlying Funds’ various investment managers and the promptness and efficiency with which problems were brought to the Board’s attention and responsible remedies proffered and executed. After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, determined that the renewal of the Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Advisory Agreement renewal.

Timothy Plan Disclosures [21]

DISCLOSURES

June 30, 2008 - (Unaudited)

CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

N-Q Disclosure & Proxy Procedures (Unaudited)

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Timothy Plan Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Timothy Plan Funds’ Forms N-Q will be available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio’s vote proxies related to securities (“portfolio proxies”) held by the Portfolios. A description of the Trust’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov in addition, the fund will be required to file new Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing was due August 31, 2004. Once filed, the Trust’s Form N-PX will be available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov.

Timothy Plan Disclosures [22]

1055 Maitland Center Commons

Maitland, Florida 32751

(800) TIM-PLAN

(800) 846-7526

Visit the Timothy Plan web site on the internet at:

www.timothyplan.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes the details regarding the Fund’s objectives, policies, expenses and other information.

Distributed by Timothy Partners, Ltd. Member FINRA

Item 2.	Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3.	Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4.	Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5.	Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6.	Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10.	Submission of Matters to a Vote of Security Holders. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)    Based on an evaluation of the registrant’s disclosure controls and procedures as of August 28, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)    There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan

By*	/s/ Arthur D. Ally
Arthur D. Ally, President

Date     8/28/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By*	/s/ Arthur D. Ally
Arthur D. Ally, President

Date     8/28/2008

By*	/s/ Arthur D. Ally
Arthur D. Ally, Treasurer

Date     8/28/2008